Equity and Divestitures - Schedule of Statement of Financial Position (Details) - Mercos [Member] - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Statement of Financial Position [Line Items]
Beginning Balance	R$ 7,181	R$ 3,039
Share of profit for the year	2,654	5,370
Payment of dividends	(12,325)	(1,228)
Ending Balance	R$ (2,490)	R$ 7,181